Supplementary Cash Flow Information - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	$ 2,433.7	$ 3,350.5
Cash equivalents	2,687.7	2,769.1
Total cash and cash equivalents	5,121.4	6,119.6	$ 11,685.4
Restricted cash and cash equivalents
Restricted cash	188.3	501.6
Restricted cash equivalents	454.0	359.6
Total restricted cash and restricted cash equivalents	642.3	861.2
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	2,622.0	3,852.1
Cash equivalents and restricted cash equivalents	3,141.7	3,128.7
Total cash and cash equivalents and restricted cash and restricted cash equivalents	5,763.7	6,980.8
Holding company cash and investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	81.4	72.7
Cash equivalents	325.4	479.4
Total cash and cash equivalents	406.8	552.1
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	81.4	72.7
Cash equivalents and restricted cash equivalents	325.4	479.4
Total cash and cash equivalents and restricted cash and restricted cash equivalents	406.8	552.1
Holding company assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents	2.5	40.6
Total cash and cash equivalents	2.5	40.6
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents and restricted cash equivalents	2.5	40.6
Total cash and cash equivalents and restricted cash and restricted cash equivalents	2.5	40.6
Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	2,172.9	3,243.3
Cash equivalents	2,347.3	2,105.6
Total cash and cash equivalents	4,520.2	5,348.9
Restricted cash and cash equivalents
Restricted cash	188.1	500.8
Restricted cash equivalents	448.9	353.6
Total restricted cash and restricted cash equivalents	637.0	854.4
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	2,361.0	3,744.1
Cash equivalents and restricted cash equivalents	2,796.2	2,459.2
Total cash and cash equivalents and restricted cash and restricted cash equivalents	5,157.2	6,203.3
Fairfax India
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	179.4	34.5
Cash equivalents	12.5	143.5
Total cash and cash equivalents	191.9	178.0
Restricted cash and cash equivalents
Restricted cash	0.2	0.8
Restricted cash equivalents	5.1	6.0
Total restricted cash and restricted cash equivalents	5.3	6.8
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	179.6	35.3
Cash equivalents and restricted cash equivalents	17.6	149.5
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$ 197.2	$ 184.8